Financial Instruments	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Financial Instruments
15. Financial Instruments
Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the interim condensed consolidated financial statements.

Euros in thousands		Carrying amount		Fair value
	IFRS 9	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Financial assets
Bonds*	other financial assets at amortized cost	59,253	12,123	58,897	12,113
Accounts receivable	other financial assets at amortized cost	961	682	961	682
Other current/non-current assets	other financial assets at amortized cost	2,065	691	2,065	691

Total financial assets**		62,279	13,496	61,923	13,486

Financial liabilities
Accounts payable	other financial liabilities at amortized cost	13,284	11,624	13,284	11,624
Other current liabilities	other financial liabilities at amortized cost	1,336	727	1,336	727
Other financial liabilities	At fair value through profit or loss (FVTPL)	14,116	27,859	14,116	27,859

Total financial liabilities		28,736	40,210	28,736	40,210

*	Bonds are classified within Other financial assets.
**	Financial assets, other than cash and cash equivalents.
The carrying value of financial instruments, such as cash and cash equivalents, deposits, accounts receivable and accounts payable approximate their fair value based on the short-term maturities of these instruments. The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
The following methods and assumptions were used to estimate the fair values: All financial assets, except for derivatives, which are categorized Level 2, are categorized Level 1 and therefore are valued using quoted (unadjusted) market prices. All financial liabilities are also categorized Level 1.
Other financial
liabilities is comprised of the Immatics Warrants issued to investors with a cashless exercise mechanism as a current liability which the Company accounted for according to provisions of IAS 32. The Company measured the warrants at fair value by
using the closing price of warrants at NASDAQ. The warrants were measured in each reporting period. Changes in the fair value were recognized in the Company’s consolidated statement of profit or loss as financial income or expense, as appropriate. The warrants were classified as level 1. Refer to note 7 for further details.